Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	OLSTEIN FUNDS
Central Index Key	0000944690
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Oct. 28, 2015
Prospectus Date	Oct. 28, 2015
Olstein All Cap Value Fund | Adviser Class
Prospectus:
Trading Symbol	OFAFX
Olstein All Cap Value Fund | Class C
Prospectus:
Trading Symbol	OFALX
Olstein Strategic Opportunities Fund | Class A
Prospectus:
Trading Symbol	OFSAX
Olstein Strategic Opportunities Fund | Class C
Prospectus:
Trading Symbol	OFSCX
Olstein Strategic Opportunities Fund | Adviser Class
Prospectus:
Trading Symbol	OFSFX